Debt - Summary of Future Minimum Principal Payments Due under First Lien Credit Agreement (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Equity Method Investments And Cost Method Investments [Abstract]
2014		$ 4,150
Remaining 2014
2015		4,150
2016		4,150
2017		4,150
2018		4,150
Thereafter	$ 376,988	$ 548,212